Fees Summary	Aug. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,060,215,624.51
Previously Paid Amount	0.00
Total Fee Amount	146,415.78
Total Offset Amount	31,701.34
Net Fee	$ 114,714.44
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A